DISPOSAL OF SUBSIDIARIES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
DISPOSAL OF SUBSIDIARIES

25. DISPOSAL OF SUBSIDIARIES

Since the ceramic tiles manufacturing business of the Company has experienced significant hurdles due to the significant slowdown of the real estate sector and the impacts of COVID-19 in China, the Company plans to divest its ceramic tiles manufacturing business, which is conducted through the Company’s two subsidiaries, Jinjiang Hengda Ceramics Co., Ltd. and Jiangxi Hengdali Ceramic Materials Co., Ltd.

Jiangxi Hengdali Ceramics is wholly owned by Jinjiang Hengda Ceramics, which is a wholly owned subsidiary of Stand Best Creation Limited, a Hong Kong company (the “Target”). The Target is Stand Best Creation Limited, a wholly owned subsidiary of Success Winner Limited which is 100% owned by the Company (“the Disposition Group”).

On December 30, 2022, the Seller, the Target and New Stonehenge Limited, a British Virgin Islands exempt company which is not affiliate of the Company or any of its directors or officers, (the “Buyer”), entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Buyer agreed to purchase the Target, and in exchange the Buyer will issue a 5% unsecured promissory note to the Seller with principal amount of $8.5 million with a maturity date on the fourth anniversary of its issuance (the “Note”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of the Target and as a result, assume all assets and liabilities of the Target and subsidiaries owned or controlled by the Target.

The Company held an extraordinary meeting of shareholders on February 21, 2023, at 8:30 AM ET, at Junbing Industrial Area, Anhai, Jinjiang, Fujian, China. There were 5,678,430 (pre-reverse split) ordinary shares voted, representing approximately 56.58% of the total 10,035,188 outstanding ordinary shares and therefore constituting a quorum of more than fifty percent (50%) of the shares outstanding and entitled to vote at the meeting as of the record date of January 5, 2023. The final voting results submitted to a vote of shareholders at the meeting were that the following constitutes the number of votes voted with respect to the proposal of the approval of the proposed sale of the Company’s subsidiaries (the “Disposition Transaction”), Stand Best Creation Limited, Jinjiang Hengda Ceramics Co., Ltd., and Jiangxi Hengdali Ceramic Materials Co., Ltd. to New Stonehenge Limited, a business company incorporated in the British Virgin Islands with limited liability, in exchange for an unsecured promissory note with a principal amount of US$8.5 million, which will be mature in four years after its issuance. Accordingly, the Disposition Transaction has been approved. The disposal of the subsidiaries for the ceramic tile manufacturing business were completed on April 28, 2023.

The following table summarizes the carrying value of the assets and liabilities of disposal group at the closing date of disposal. The Company recorded US$10.4 million gain on disposal of the subsidiaries, which was the difference between the selling price of US$8.5 million and the carrying value of the net assets of the disposal group.

As of April 28, 2023
USD’000

Right-of-use assets, net	3,756
Inventories, net	3,634
Trade receivables, net	405
Other receivables and prepayments	407
Cash and bank balances	36
Accrued liabilities and other payables	(2,696)
Amounts owed to related parties	(4,938)
Lease liabilities	(2,720)
Taxes payables	(11)

The financial performance and cash flow information presented are for the year ended December 31, 2023.

Year ended December 31, 2023
USD’000
Financial performance
Net sales	381

Cost of goods sold	1,067

Gross loss	(686)

Other income	807
Selling and distribution expenses	(215)
Administrative expenses	(61)
Finance costs	(41)

Loss before taxation	(196)

Gain on disposal of discontinued operations	10,430

Net income for the year from discontinued operations	10,233

Cash flow information

Net cash generated from operating activities from discontinued operations	1,994

Net cash used in investing activities from discontinued operations	-

Net cash used in financing activities from discontinued operations	(2,020)

Net decrease in cash and cash equivalents from discontinued operations	(26)